Borgata Transaction - Additional Information (Detail) $ in Thousands		1 Months Ended	5 Months Ended	12 Months Ended
	Aug. 01, 2016 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) a	Aug. 31, 2016 a
Business Acquisition [Line Items]
Deferred tax liabilities, net			$ 2,536,500	$ 1,295,375
Borgata Property Tax Reimbursement Agreement [Member]
Business Acquisition [Line Items]
Legal settlement amount received		$ 72,000
Borgata [Member]
Business Acquisition [Line Items]
Cash proceeds paid to Boyd Gaming				$ 604,000
Business acquisition, pre-existing ownership percentage	50.00%
Business acquisition, percentage of equity interest acquired	100.00%
Business acquisition, ownership percentage after additional acquisition	100.00%
Business acquisition, fair value of the equity interests	$ 1,200
Gain on acquisition	$ 430,000
Area of ground lease | a				11	11
Lease expiration date				Dec. 31, 2070
Deferred tax liabilities, net			89,000
Deferred tax liabilities, income tax expense			82,000
Deferred tax liability, goodwill			7,000
Net revenue included in consolidated results			350,000
Operating income included in consolidated results			34,000
Net income included in consolidated results			4,000
Borgata [Member] | Current liabilities [Member]
Business Acquisition [Line Items]
Unfavorable lease liability			1,000
Borgata [Member] | Other long-term obligations [Member]
Business Acquisition [Line Items]
Unfavorable lease liability			$ 47,000